UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   President
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         Ronald  H. Oliver   Westport, Connecticut   May 14, 2012
         -----------------   ---------------------   ------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total (x$1,000):  $ 391,087

List of Included Managers:

         Andrew  J.  Knuth       Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.  Westport Asset Management, Inc.

List of Other Included Managers:
         No.     13F File Number           Name


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
                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------- ------
AAR Corp.                                COM      000361105       8,497     465,600 SH       Defined    1             465,600
Amphenol Corp.                           COM      032095101         478       8,000 SH       Defined                           8,000
Anadarko Petroleum Corp.                 COM      032511107         235       3,000 SH       Defined                           3,000
Arthur J. Gallagher & Company            COM      363576109      10,912     305,321 SH       Defined    1             305,321
BankUnited, Inc.                         COM      06652K103       2,887     115,500 SH       Defined                  115,500
Banner Corporation                       COM      06652V208       5,353     243,004 SH       Defined                  243,004
Berry Petroleum Co.                      COM      085789105       7,352     156,001 SH       Defined    1             156,001
Big Lots, Inc.                           COM      089302103      31,470     731,521 SH       Defined    1             731,521
Brown & Brown, Inc.                      COM      115236101       4,958     208,500 SH       Defined    1             208,500
CVS Caremark Corp.                       COM      126650100         449      10,020 SH       Defined                          10,020
Charles River Laboratories Int           COM      159864107         926      25,660 SH       Defined                   25,660
Checkpoint Systems, Inc.                 COM      162825103       9,047     802,068 SH       Defined    1             802,068
Chicago Bridge & Iron Company            COM      167250109       7,100     164,400 SH       Defined    1             164,400
Columbia Banking System, Inc.            COM      197236102       3,439     150,980 SH       Defined                  150,980
Comstock Resources, Inc.                 COM      205768203       2,919     184,389 SH       Defined    1             184,389
Con-way Inc.                             COM      205944101         535      16,400 SH       Defined                   16,400
Crocs, Inc.                              COM      227046109      13,073     624,881 SH       Defined    1             624,881
Darden Restaurants, Inc.                 COM      237194105       5,372     105,000 SH       Defined    1             105,000
DeVry, Inc.                              COM      251893103      12,627     372,800 SH       Defined                  372,800
Devon Energy Corp.                       COM      25179M103       4,908      69,004 SH       Defined                   69,004
FEI Company                              COM      30241L109      13,003     264,763 SH       Defined    1             264,763
Fairchild Semiconductor Corp.            COM      303726103       1,713     116,500 SH       Defined                  116,500
Forest Oil Corp.                         COM      346091705       1,328     109,550 SH       Defined                  107,066  2,484
Gaylord Entertainment Company            COM      367905106       2,819      91,532 SH       Defined                   91,532
General Communication, Inc. -            COM      369385109       3,146     360,786 SH       Defined                  360,786
Haynes International, Inc.               COM      420877201         912      14,400 SH       Defined    1              14,400
ITT Educational Services, Inc.           COM      45068B109      12,001     181,443 SH       Defined    1             181,443
Interpublic Group of Companies           COM      460690100         126      11,000 SH       Defined                          11,000
Jack Henry & Associates, Inc.            COM      426281101       3,753     110,000 SH       Defined                  110,000
John Wiley & Sons, Inc. - Clas           COM      968223206         523      11,000 SH       Defined                   11,000
KBR, Inc.                                COM      48242W106       5,265     148,100 SH       Defined    1             148,100
Landstar System, Inc.                    COM      515098101       1,016      17,609 SH       Defined    1              17,609
Lone Pine Resources, Inc.                COM      54222A106         840     129,168 SH       Defined                  127,648  1,520
Nat.West.Life Ins.                       COM      638522102      14,150     103,381 SH       Defined    1             103,381
North Valley Bancorp                     COM      66304M204         220      17,917 SH       Defined                   17,917
Orient Express Hotels Ltd. - C           COM      G67743107       9,102     892,394 SH       Defined    1             892,394
Owens & Minor, Inc.                      COM      690732102      14,200     466,967 SH       Defined                  466,967
Pall Corp.                               COM      696429307         298       5,000 SH       Defined                           5,000
Parametric Technology Corp.              COM      699173209       2,083      74,560 SH       Defined    1              70,960  3,600
People's United Financial, Inc           COM      712704105         194      14,647 SH       Defined                   14,647
Perkin Elmer, Inc.                       COM      714046109         249       9,000 SH       Defined                    9,000
Plains Exploration & Productio           COM      726505100      16,275     381,594 SH       Defined    1             379,220  2,374
Praxair, Inc.                            COM      74005P104         459       4,000 SH       Defined                           4,000
Precision Castparts Corp.                COM      740189105         692       4,000 SH       Defined                           4,000
QLogic Corp.                             COM      747277101       7,743     436,000 SH       Defined    1             436,000
Rofin-Sinar Technologies, Inc.           COM      775043102       2,318      87,888 SH       Defined    1              87,888
Rogers Corp.                             COM      775133101      14,638     377,758 SH       Defined    1             377,758
Ross Stores, Inc.                        COM      778296103       9,725     167,376 SH       Defined                  167,376
Ruby Tuesday, Inc.                       COM      781182100       1,659     181,692 SH       Defined                  181,692
Saks, Inc.                               COM      79377w108       5,303     456,750 SH       Defined    1             456,750
Skyworks Solutions, Inc.                 COM      83088M102         879      31,800 SH       Defined    1              31,800
Southwestern Energy Company              COM      845467109       3,993     130,500 SH       Defined                  130,500
Stone Energy Corp.                       COM      861642106       3,417     119,500 SH       Defined                  119,500
Synopsys, Inc.                           COM      871607107       1,318      43,000 SH       Defined    1              39,000  4,000
TJX Companies                            COM      872540109      20,467     515,400 SH       Defined                  515,400
Teradata Corp.                           COM      88076W103         273       4,000 SH       Defined                           4,000
Thermo Fisher Scientific Inc.            COM      883556102       2,593      46,000 SH       Defined                   46,000
Timberland Bancorp.                      COM      887098101         280      60,000 SH       Defined                   60,000
UTI Worldwide, Inc.                      COM      G87210103      12,135     704,293 SH       Defined    1             704,293
United Rentals, Inc.                     COM      911363109      18,927     441,300 SH       Defined    1             441,300
Universal Health Services, Inc           COM      913903100      20,913     499,000 SH       Defined    1             499,000
Vishay Intertechnology, Inc.             COM      928298108         486      40,000 SH       Defined    1              40,000
Volt Information Sciences, Inc           COM      928703107       2,126     340,708 SH       Defined    1             340,708
Webster Financial Corp.                  COM      947890109       2,292     101,100 SH       Defined                  100,000  1,100
Willis Group Holdings plc                COM      013131180      22,698     648,882 SH       Defined    1             648,882
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